UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502 Copy to: W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments.

AMERISTOCK MUTUAL FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS

March 31, 2006  (Unaudited)

			Shares or
			Principal	Market
Industry	Company	Symbol	Amount	Value
Common Stocks

Banking 18.51%	Bank of America Corp.	BAC	691,754	$31,502,477
	CitiGroup Inc.	C	682,816	32,249,400
	PNC Financial Services	PNC	273,686	18,421,804
	Wachovia Corp.	WB	284,300	15,935,015
	Washington Mutual Inc.	WM	747,000	31,837,140
Capital Goods 6.03%	Boeing Co.	BA	235,960	18,388,363
	Caterpillar Inc.	CAT	72,400	5,199,044
	General Electric Co.	GE	537,905	18,708,336
Chemicals & Fertilizer 4.71%	Dow Chemical Co.	DOW	371,880	15,098,328
	Du Pont de Nemours & Co.	DD	425,600	17,964,576
Consumer Staples 16.48%	Coca-Cola Co.	KO	375,380	15,717,161
	Colgate-Palmolive Co	CL	432,500	24,695,750
	McDonalds Corp.	MCD	177,700	6,105,772
	Pepsico Inc.	PEP	263,960	15,254,248
	Procter & Gamble Co.	PG	374,200	21,561,404
	Sara Lee Corp.	SLE	1,808,800	32,341,344
Diversified 2.08%	3M Co.	MMM	192,520	14,571,839
Electronics 8.16%	Dell Computer Corp. (a)	DELL	567,700	16,894,752
	Intel Corp.	INTC	246,160	4,763,196
	International Business Machines	IBM	374,600	30,893,262
	Texas Instruments Inc.	TXN	146,000	4,740,620
Entertainment 0.61%	Walt Disney Co.	DIS	154,070	4,297,012
Financial - Other 0.81%	Merril Lynch & Co.	MER	72,000	5,670,720
Healthcare - Products 14.43%	Abbott Laboratories	ABT	420,060	17,839,948
	Bristol-Myers Squibb Co.	BMY	1,314,740	32,355,751
	Johnson & Johnson	JNJ	314,680	18,635,350
	Merck & Co. Inc.	MRK	449,940	15,851,386
	Pfizer Inc.	PFE	664,680	16,563,826
Healthcare - Services 0.53%	Wyeth	WYE	76,000	3,687,520
Insurance 0.52%	Allstate Corp.	ALL	70,600	3,678,966
Oil & Gas 7.43%	BP PLC (ADR) (b)	BP	252,308	17,394,114
	ChevronTexaco Corp.	CVX	299,228	17,346,247
	Exxon Mobil Corp.	XOM	286,200	17,418,132
Retailing 3.06%	Home Depot Inc.	HD	109,595	4,635,868
	Wal-Mart Stores Inc.	WMT	356,200	16,826,888
Services - Data Processing 0.75%	Automatic Data Processing Inc.	ADP	114,600	5,234,928
Software 0.57%	Microsoft Corp.	MSFT	147,560	4,015,108
Telecommunications 8.18%	AT&T	T	536,343	14,502,715
	Comcast Corp. (a)	CMCSA	568,422	14,869,919
	Verizon Communications Inc.	VZ	823,809	28,058,935
Thrift and Mortgage 2.19%	Fannie Mae	FNM	299,370	15,387,618
Utilities 2.20%	Duke Energy Corp.	DUK	530,333	15,459,207

Total Common Stocks 97.25%	(Cost $665,856,111)		17,143,559	682,573,989

U.S. Government Agency Obligations
Total U.S. Government Agency Obligations 2.76%	Federal Home Loan Bank Discount Note	3.38%, Due 04/03/2006	19,365,000	19,360,288
	(Cost $19,360,288)		19,365,000	19,360,288

Total Investments 100.01%	(Cost $685,216,398)			$701,934,277

Liabilities in Excess of Other Assets - (0.01%)				(44,297)

Net Assets 100.00%	Equivalent to 40.10 per share on 17,505,325 shares of Capital Stock Oustanding			$701,889,980

(a)          Non Income Producing Security

(b)         ADR - American Depository Receipt

See Notes to Schedule of Investments

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer. In the absence of available quotations the securities will be priced at “fair value”. Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees. Security transactions are recorded on the dates transactions are entered into, which is the trade date.

REPURCHASE AGREEMENTS

The Fund, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least 102% of the resale price. The Fund’s adviser is responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of March 30, 2006, was as follow:

Gross Appreciation (excess of value over tax cost)	$99,996,146
Gross Depreciation (excess of tax cost over value)	(84,474,214)
Net Unrealized Depreciation	$15,521,932
Cost of Investments for Income Tax Purposes	$686,412,345

The difference between book and tax net unrealized appreciation is wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A Certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 12, 2006

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